Annual Fund Operating Expenses - Innovator Equity Dual Directional 10 Buffer ETF - January - Innovator Equity Dual Directional 10 Buffer ETF - january	Dec. 17, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%